Note 5 - Loss Per Share (Details) - Shares Used in Basic and Diluted Loss Per Common Share Computations - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss available in basic and diluted calculation (in Dollars)		$ (4,790,530)	$ (6,833,568)
Denominator:
Weighted average common shares outstanding-basic		3,880,828	2,990,471
Effect of dilutive stock options, warrants and preferred stock (1)	[1]
Weighted average common shares outstanding-diluted		3,880,828	2,990,471
Loss per common share-basic and diluted (in Dollars per share)		$ (1.23)	$ (2.29)

[1]	The number of shares underlying options and warrants outstanding as of December 31, 2015 and December 31, 2014 are 8,861,195 and 949,323, respectively. The number of shares underlying the preferred stock as of December 31, 2015 is 1,898,010. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculationof diluted loss per share because those shares are anti-dilutive.